Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (31.3%)
Vanguard Total Stock Market Index Fund Investor Shares	141,308,594	10,316,940

International Stock Fund (20.9%)
Vanguard Total International Stock Index Fund Investor Shares	406,124,294	6,875,684

U.S. Bond Funds (35.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	874,583,734	9,524,217
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	87,283,300	2,155,025
		11,679,242
International Bond Fund (12.4%)
Vanguard Total International Bond Index Fund Investor Shares	357,042,376	4,084,565
Total Investment Companies (Cost $25,009,267)		32,956,431
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $8)	78	8
Total Investments (100.1%) (Cost $25,009,275)		32,956,439
Other Assets and Liabilities-Net (-0.1%)		(44,163)
Net Assets (100%)		32,912,276

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2020 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sep. 30,		Proceeds	Realized				June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	1	—	93	—	8
Vanguard Short-
Term Inflation-
Protected Securities
Index Fund	1,773,964	392,680	49,332	—	37,713	19,344	—	2,155,025
Vanguard Total
Bond Market II
Index Fund	9,567,933	975,090	1,506,007	(37,778)	524,979	200,796	—	9,524,217
Vanguard Total
International Bond
Index Fund	4,044,384	191,679	348,725	(1,125)	198,352	107,679	—	4,084,565
Vanguard Total
International Stock
Index Fund	7,061,776	461,179	476,392	(27,843)	(143,036)	162,580	—	6,875,684
Vanguard Total
Stock Market Index
Fund	10,662,039	1,156,993	1,559,846	311,631	(253,877)	136,950	—	10,316,940
Total	33,110,097	3,177,621	3,940,302	244,886	364,131	627,442	—	32,956,439

1	Not applicable—purchases and sales are for temporary cash investment purposes.